FEDERATED MUNICIPAL SECURITIES INCOME TRUST

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                                January 12, 2007



EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


     RE:  FEDERATED MUNICIPAL SECURITIES INCOME TRUST (the "Trust")
             Federated North Carolina Municipal Income Fund
                   Class A Shares
             Federated New York Municipal Income Fund
                   Class A Shares
                   Class B Shares
             Federated Ohio Municipal Income Fund
                   Class F Shares
             Federated Pennsylvania Municipal Income Fund
                   Class A Shares
                   Class B Shares
           1933 Act File No. 33-36729
           1940 Act File No. 811-6165


Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 9, 2007, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 48 on January 9, 2007.

     If you have any questions regarding this certification, please contact me at (412) 288-7268.

                                                   Very truly yours,



                                                   /s/ George Magera
                                                   George Magera
                                                   Assistant Secretary